Summary of Significant Accounting Policies - Narrative (Details) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2022 USD ($)	Jun. 30, 2021 USD ($)	Jun. 30, 2022	Jun. 30, 2022 USD ($)	Jun. 30, 2022	Jun. 30, 2022 segment	Jun. 30, 2021 USD ($)
Property, Plant and Equipment [Line Items]
Revenue, performance obligation, percent of revenue recognized	70.00%		70.00%	70.00%	70.00%	70.00%
Number of operating segments					2	2
Impairment expense	$ 12,429	$ 0		$ 12,429			$ 0
Mining Equipment
Property, Plant and Equipment [Line Items]
Useful lives of assets, mining equipment (in years)			5 years